Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Current Expense:
Federal	$ 0	$ 0	$ 0
State	18	0	0
Foreign	0	0	0
Total Current Expense	18	0	0
Deferred Expense:
Federal	(3,301)	432	0
State	0	0	0
Foreign	0	0	0
Deferred income taxes	(3,301)	432	0
Total provision (benefit) for income taxes	$ (3,282)	$ 432	$ 0